Supplemental Guarantor Information Condensed Consolidated Statements of Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Guarantor Information [Line Items]
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 25.9	$ 12.8	$ 121.5	$ 17.2	$ (10.1)
Parent Guarantor [Member]
Supplemental Guarantor Information [Line Items]
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	25.9	12.8	121.5	17.2	(10.1)
Subsidiary Issuer [Member]
Supplemental Guarantor Information [Line Items]
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	25.9	12.8	121.5	17.2	(10.1)
Guarantor Subsidiaries [Member]
Supplemental Guarantor Information [Line Items]
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	88.7	73.4	322.8	343.7	338.9
Non-Guarantor Subsidiaries [Member]
Supplemental Guarantor Information [Line Items]
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	0.4	3.8	13.2	2.0	13.6
Co-Issuer [Member]
Supplemental Guarantor Information [Line Items]
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	0	0	0	0	0
Consolidating Adjustments [Member]
Supplemental Guarantor Information [Line Items]
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(115.0)	(90.0)	(457.5)	(362.9)	(342.4)
Consolidated [Member]
Supplemental Guarantor Information [Line Items]
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 25.9	$ 12.8	$ 121.5	$ 17.2	$ (10.1)